Commitments and Guarantees - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Commitments And Guarantees [Abstract]
Contingent rent	$ 0	$ 0
Contingent liabilities	$ 0	$ 0